Financial Risk Management and Fair Values of Financial Instruments - Summary of Loss Rate Methodology (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Contract assets [member]
Disclosure of detailed information about financial instruments [Line Items]
Expected loss rate	0.03%	0.03%
Total carrying amount	$ 389,133	$ 377,983
Loss allowance	$ (117)	$ (114)
Accounts receivable including related parties [member]
Disclosure of detailed information about financial instruments [Line Items]
Expected loss rate	0.03%	0.03%
Total carrying amount	$ 5,365,776	$ 4,455,300
Loss allowance	$ (1,620)	$ (1,351)
Other receivable including related parties [member]
Disclosure of detailed information about financial instruments [Line Items]
Expected loss rate	0.03%	0.03%
Total carrying amount	$ 51,446	$ 92,642
Loss allowance	$ (10)	$ (18)